Loss Per Share (Tables) - Draft Kings Inc	12 Months Ended
Dec. 31, 2019
Schedule of loss per share and weighted-average shares

	Years ended December 31,
(in thousands except per share data):	2019	2018	2017
Net loss	$(142,734)	$(76,220)	$(75,556)
Less: accretion of preferred share issuance costs	(992)	(678)	(1,513)
Net loss attributable to common stockholders	$(143,726)	$(76,898)	$(77,069)
Basic and diluted weighted average common share outstanding	386,793	381,821	142,451
Loss per share attributable to common shareholders:
Basic and diluted	$(0.37)	$(0.20)	$(0.54)

Schedule of securities and Convertible Notes

	Years ended December 31,
	2019	2018	2017
Warrants	515	2,422	2,080
Stock options	135,823	111,877	61,562
Convertible Notes(a)	20,952	—	—
Total	157,290	114,299	63,642
(a)	Represents the conversion of the outstanding balance plus accrued interest divided by the stated conversion price of 3.31. These notes are contingently issuable as of December 31, 2019.